STOCK-BASED COMPENSATION - Non-vested restricted common C shares (Details)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 05, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Restricted common C shares
Vested				(381,689)
Weighted-Average Grant Date Fair Value Per Share
Total unrecognized compensation cost related to non- vested restricted common C shares | $				$ 10,949
Unrecognized compensation expense related to unvested restricted common C shares recognized over a weighted-average period	3 years 3 months 19 days			1 year 11 months 23 days
Estimated forfeiture rate for restricted common share on percentage				0
Fair value of shares vested | $				$ 4,100
Restricted common C shares
Restricted common C shares
Outstanding at the beginning		912,692	912,692	1,370,391
Granted				65,000
Vested		(254,507)	(854,507)	(381,689)
Forfeited			(58,185)	(141,010)
Outstanding at the end				912,692
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Granted (in dollars per share) | $ / shares				0.08
Vested (in dollars per share) | $ / shares			0.01	0.01
Forfeited (in dollars per share) | $ / shares			$ 0.02	0.02
Outstanding at the end (in dollars per share) | $ / shares				$ 0.01